Taxes (Details 4) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 659	$ 900
Current tax assets, non-current	1,329	1,374
Current tax liabilities, current	1,242	1,314
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	212	232
Current tax assets, non-current	2	5
Current tax liabilities, current	36	25
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	244	355
Current tax assets, non-current	981	1,010
Current tax liabilities, current	4	615
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	195	302
Current tax assets, non-current	346	358
Current tax liabilities, current	1,031	429
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	71	93
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	8	11
Current tax assets, non-current		1
Current tax liabilities, current	$ 100	$ 152